Cover	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2024
Entity Registrant Name	MultiPlan Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39228
Entity Tax Identification Number	84-3536151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A Common Stock, $0.0001 par value per share
Trading Symbol	MPLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001793229
Amendment Flag	false
Entity Address, Address Line One	115 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	780-2000